Financial Instruments and Fair Value Measurements - Summary of Financial Instruments and Fair Value Measurements (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 14,124,689	$ 13,368,761
Recurring fair value measurement [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	216,320	724,380
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	202,566	673,921
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	13,754	50,459
Recurring fair value measurement [member] | Money market funds [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	193,243	667,542
Recurring fair value measurement [member] | Money market funds [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	193,243	667,542
Recurring fair value measurement [member] | Marketable Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	9,323	6,379
Recurring fair value measurement [member] | Marketable Securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	9,323	6,379
Recurring fair value measurement [member] | Trade receivables [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	13,645	50,459
Recurring fair value measurement [member] | Trade receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	13,645	$ 50,459
Recurring fair value measurement [member] | Commodity put options [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	109
Recurring fair value measurement [member] | Commodity put options [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 109